SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

DATED AS OF NOVEMBER 14, 2022

Effective on July 1, 2022, James J. Roth retired from Mutual of America Variable Insurance Portfolios, Inc. (the “Investment Company”) and Chris W. Festog was appointed Chairman, President, Chief Executive Officer and Principal Executive Officer of the Investment Company.

All references to Mr. Roth are replaced with Mr. Festog within the section Management of the Investment Company. Replace descriptions of each director’s skills and experience on pages 20-22 under the heading Management of the Investment Company with the following:

The Board is made up of persons possessing a variety of skills and experience that, at this time, support the conclusion that they should serve on the Board. A brief description of such skills and experience for each Director follows:

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Chris Festog. Mr. Festog is the Chief Financial Officer of Mutual of America Life Insurance Company, a position he has held since 2016. Prior to that date, Mr. Festog was the Executive Vice President and Treasurer and held numerous financial roles in Mutual of America Life Insurance Company since joining in 2009. Mr. Festog is also Chairman, President and CEO of Mutual of America Investment Corporation, and Mutual of America Variable Insurance Portfolios, Inc., as well as the Chairman President and Chief Executive Officer of Mutual of America Holding Company LLC and a Manager of Mutual of America Securities LLC. Prior to joining Mutual of America, Mr. Festog served as a Chief Financial Officer at several entities including Renaissance Re (USA), Zurich Global Energy (a business unit of Zurich Financial Services), and Heritage Life Insurance. Mr. Festog also served as Chief Information Officer for Virginia Farm Bureau Insurance Company from 2005-2009. Mr. Festog began his career with Arthur Andersen where he worked for nine years and is a Certified Public Accountant. He received a B.S. in Accounting from the University of Colorado in 1982. Mr. Festog brings to the Board a 40 year history in the insurance industry and extensive financial, auditing, consulting and technology skills.

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Carolyn N. Dolan. Ms. Dolan is an Executive Vice President, Head of Fiera Capital’s U.S. Private Wealth Group in New York City. Prior thereto she was Managing Principal and Portfolio Manager of Samson Capital Advisors, L.L.C. in New York City, where she served as a member of the Advisory Committee, Investment Committee and Management Committee. She was a co-founder of OFFITBANK, which was merged with Wachovia in 2002, and she remained after the merger as Managing Director of Wachovia’s Offit Investment Group. Prior to that, she was employed by Julius Baer Securities, Oppenheimer Capital Corporation and Equitable Life Insurance, in capacities ranging from portfolio manager to analyst. She is a Chartered Financial Analyst (CFA), and received her undergraduate degree from Marymount College, followed by a Master’s degree from the Columbia School of Social Work and a Master’s degree from Columbia University Business School. She is a Trustee Fellow of Fordham University. In June 2014, Ms. Dolan was elected as a trustee of the Board of Trustees of Market Street Trust Company, where she serves on the Investment and Compensation Committees. She is a member of the Economic Club of New York, and the Women’s Forum of New York. She has been a member of the Board of the Investment Company since April 2011, and a Board Member of Variable Insurance Portfolios since November 2019. She brings deep investment advisory, portfolio structuring and business management experience to the Board.

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Stanley E. Grayson. Mr. Grayson, currently retired, most recently served as the Vice Chairman and Chief Operating Officer at M.R. Beal & Company, until the firm was acquired by Blaylock Robert Van LLC. Prior thereto, he served as the Managing Director and Manager of the Public Finance Department at Prudential Securities, Inc. That position was preceded by his service as a Vice President at Goldman, Sachs & Co. in the Municipal Bond Department, Fixed Income Division. Prior to his career in investment banking, he held several senior positions within the government of the City of New York under the administration of Former Mayor Edward J. Koch, including Deputy Mayor for Finance and Economic Development. Prior thereto, he served as an attorney in the Law Department of Metropolitan Life Insurance Company in New York City. He is a director of TD Bank, N.A., and serves on its Audit

Committee and HR/Compensation Committee. He is also a director of the YMCA of Greater New York and serves as the Chair of the Public Policy Committee and is a Member of the Finance Committee. He serves on the Board of Trustees for the College of the Holy Cross. Mr. Grayson received his Bachelor of Arts in Economics from the College of the Holy Cross, followed by earning a Juris Doctorate from University of Michigan Law School, and is a retired member of the New York State Bar Association. He has been a member of the Board of Investment Corporation since November 2017, and a member of the Board of Variable Insurance Portfolios since November 2019. He brings investment banking and public finance experience, and legal expertise to the Board.

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LaSalle D. Leffall, III. Mr. Leffall currently is the President and Founder of LDL Financial, LLC, a corporate advisory and investment firm with an emphasis on real estate and financial services. Prior thereto, he served as Acting Chief Executive Officer of The NHP Foundation, which owned thousands of affordable housing units in 14 states, and had also served as President, Chief Operating Officer and Chief Financial Officer of that firm. This experience was preceded by six years as a mergers and acquisitions investment banker, first at Credit Suisse First Boston, and then at UBS, where he handled complex commercial and financial transactions, including debt, equity and merger and acquisition matters. Prior to his career in investment banking, Mr. Leffall spent four years at the law firm of Cravath, Swaine & Moore. Mr. Leffall is a member of the Economic Club of Washington, D.C. He is an Advisory Board member for Cabot Properties, an industrial real estate company with assets in the U.S., U.K., continental Europe, and Australia. He was a director of the Federal Home Loan Bank of Atlanta, where he previously served as chair of the Finance Committee and a member of the Audit and Enterprise Risk and Operations Committees. Mr. Leffall received his Bachelor of Arts in History Magna Cum Laude from Harvard University, followed by simultaneously earning a Juris Doctorate from Harvard Law School Cum Laude and a Master’s in Business Administration with second year honors from Harvard Business School. Mr. Leffall is admitted to the bars of New York and Washington, D.C. He was elected to the Investment Company Board in April 2011, and has been a Board Member of Variable Insurance Portfolios since November 2019. He brings a wealth of financial and legal expertise to the Board from his over 20 years of intensive work in the finance and business sector, including experience in mergers and acquisitions.

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John W. Sibal. Mr. Sibal currently serves as a Director, President and Chief Executive Officer of Eustis Commercial Mortgage Corporation, a commercial mortgage company in New Orleans, Louisiana. Prior thereto, he served as a Vice President and Treasurer at a New Orleans based savings bank. That experience was preceded by working his way up from Economic Analyst to Assistant Treasurer for a multinational energy company, concentrating in economic analysis, finance and corporate planning. Mr. Sibal serves as a Senior Warden and Vestry member of Christ Church Cathedral in New Orleans. Mr. Sibal received a Bachelor of Arts in Economics from Harvard University. He was elected to the Investment Company board in April 2011, and has been a Board Member of Variable Insurance Portfolios since November 2019. He brings to the Board over 40 years of financial and business experience, with a focus on economic analysis, including over 25 years in the commercial mortgage field.

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Margaret M. Smyth. Ms. Smyth is currently a Partner at Queensland Investment Corporation (QIC), an ESG-themed infrastructure investment company, and a member of Deloitte’s Finance Advisory Council. She was formerly US Chief Financial Officer at National Grid. Previously, she was Vice President of Finance at Con Edison and prior thereto, she was the Chief Financial Officer and Vice President, Finance of Hamilton Sundstrand, in Windsor Locks, Connecticut, a United Technologies company. Prior to that, she was Vice President and Controller of United Technologies Corporation, Vice President and Chief Accounting Officer of 3M Company and Managing Partner at Deloitte Touche. Prior to joining Deloitte Touche, she was Partner in Charge of the North America Media Practice for Arthur Andersen. Ms. Smyth is a Certified Public Accountant (C.P.A.) with a Bachelor’s degree in economics from Fordham University and a Master’s degree in Accounting from New York University. She serves as a member of the Board of Trustees and the Audit Committee of Concern Worldwide and is a member of the Executive Committee of Fordham University President’s Council and a Director at Lilium, Remitly, Frontier Communications, Etsy, CenTrio, and Renewa. Ms. Smyth has been a member of the Board of the Investment Company since 2007, and has been member of the Board of Variable Insurance Portfolios since November 2019. Ms. Smyth currently serves as the Financial Expert for the Audit Committees for Investment Corporation and Variable Insurance Portfolios. Ms. Smyth brings to the Board intensive accounting and financial experience gained through public accounting practice and serving at the highest levels of large public companies.

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William E. Whiston. Mr. Whiston is currently the Chief Financial Officer for the Archdiocese of New York, where he is responsible for the oversight of the Financial Office and financial operations of various organizations that are directly responsible to the Archdiocese. Prior to joining the Archdiocese, Mr. Whiston was Executive Vice President and member of the United States Management Board at Allied Irish Bank. In his 29 years at Allied Irish Bank, he handled many key functions, including head of acquisitions and brand development, head of e-commerce and information technology head of church and non-profit financial consulting services and head of operations. Mr. Whiston holds an undergraduate degree from Pace University and a Master’s in Business Administration from New York University. He is currently a trustee and Treasurer of the Trustees of St. Patrick’s Cathedral in New York City and a Trustee of St. Joseph’s Seminary. Mr. Whiston is a director of Webster Financial Services Corporation and CEO of New York Catholic Healthcare Plan. He has also been honored by the Catholic Church by being named a Knight of the Holy Sepulchre and a member of the Pontifical Equestrian Order of St. Gregory the Great. Mr. Whiston was appointed to fill a vacancy on the Investment Company Board in November 2010, effective February 17, 2011, and has been a Board Member of Variable Insurance Portfolios since November 2019. Mr. Whiston brings to the Board a varied financial background with strong experience in finance issues of non-profits.

Replace the disclosure on pages 23-25 under the heading Management of the Investment Company, in the table entitled Independent Directors with the following:.

Independent Directors

Name and Age	Position Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Carolyn N. Dolan, age 75	Director	Since April 2011	Executive Vice President, Head of Direct Client Investments, Fiera Capital Inc.; prior thereto Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	53	Director, Market Street Trust Company; Trustee Fellow, Fordham University; Mutual of America Investment Corporation

Stanley E. Grayson, age 71	Director	Since November 2017	Vice Chairman and Chief Operating Officer, M.R. Beal & Company (Retired 2014	53	Director, TD Bank, N.A.; Director, YMCA of Greater New York; Trustee, College of the Holy Cross; Director, Mother Cabrini Health Foundation; Mutual of America Investment Corporation

Name and Age	Position Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
LaSalle D. Leffall, III, age 59	Director	Since April 2011	President and Founder of LDL Financial, LLC	53	Advisory Board member, Cabot Properties; Mutual of America Investment Corporation

John W. Sibal, age 69	Director	Since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	53	Director, Eustis Commercial Mortgage Corporation; Director, New Orleans Recreation Development Foundation; Mutual of America Investment Corporation

Margaret M. Smyth, age 58	Director	Since February 2007	Partner, Queensland Investment Corporation (QIC); prior thereto U.S. Chief Financial Officer, National Grid until 2021; prior thereto Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company	53	Director, Lilium N.V.; Director, Remitly, Inc.; Director, Frontier Communications; Director, Etsy, Inc.; Director, CenTrio; Director, Renewa; Board of Trustees, Concern Worldwide, USA; Executive Committee, Fordham University President’s Council; Mutual of America Investment Corporation

William E. Whiston, age 68	Director	Since February 2007	Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank	53	Director, Webster Financial Services Corporation; Trustee and Treasurer, Trustees of St. Patrick’s Cathedral in New York City; Trustee, St. Joseph’s Seminary; Mutual of America Variable Investment Corporation

Name and Age	Position Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Chris W. Festog, age 61	Chairman, President Chief Executive Officer and Principal Executive Officer	Since July 2022	Senior Executive Vice President and Chief Financial Officer, Mutual of America since March 2017; Chairman, President and CEO of Mutual of America Investment Corporation and Mutual of America Variable Insurance Portfolios, Inc. since July 2022	53	Mutual of America Investment Corporation; Mutual of America Holding Company LLC; Mutual of America Securities LLC

Mr. Festog is an “interested person” as an officer of the Adviser and of affiliates of the Adviser.

Replace the disclosure on pages 25-27 under the heading Management of the Investment Company, in the table entitled Officers with the following:

Officers

Name, Age and Address (1)	Position Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Directorships Held by Officer (During Past Five Years)
Jason A. D’Angelo, age 50	Chief Legal Officer	Since July 2022	Executive Vice President and General Counsel since July 2022; prior thereto Executive Vice President and Deputy General Counsel since February 2022; prior thereto Partner, Herrick Feinstein LLP	53	None

Aferdita Gutierrez, age 37	Treasurer, Chief Financial Officer and Principal Financial Officer	Since July 2022	Executive Vice President, Deputy Treasurer, Mutual of America since 2021, prior thereto Senior Vice President	53	None

Name, Age and Address (1)	Position Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Directorships Held by Officer (During Past Five Years)
Amy Latkin, age 44	Secretary	Since May 2022	Corporate Secretary, Mutual of America Investment Corporation and Mutual of America Variable Insurance Portfolios since May 2022; Vice President, Associate General Counsel, Mutual of America	53	None

Kathryn A. Lu, age 61	Chief Compliance Officer	Since July 2008	Executive Vice President and Chief Compliance Officer, Mutual of America; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation, and Mutual of America Variable Insurance Portfolios, Inc., and Executive Vice President and Chief Compliance Officer, Mutual of America Institutional Funds, Inc. until July 2020	53	None

Christopher M. Miseo, age 66	Assistant Treasurer	Since March 2013	Senior Vice President and Director of Accounting & Financial Reporting, Mutual of America	53	None

Name, Age and Address (1)	Position Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Directorships Held by Officer (During Past Five Years)
Michelle A. Rozich, age 48	Chief Risk Officer	Since March 2018	Executive Vice President, Enterprise Risk Management and Internal Auditor as of November 2020; prior thereto Senior Vice President and Internal Auditor, Mutual of America as of March 2018; Senior Vice President and Internal Auditor, Mutual of America Investment Corporation, and Mutual of America Variable Insurance Portfolios, Inc., and Senior Vice President and Internal Auditor, Mutual of America Institutional Funds, Inc. until July 2020; formerly Audit Senior Manager, KPMG LLP	53	None

(1)	The address of each director and officer is c/o Mutual of America Variable Insurance Portfolios, Inc., 320 Park Avenue, New York, New York 10022-6839.